Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of trade and other receivables

	At December 31,
(in thousands of $)	2023	2022	2021
Trade receivable	$417,994	$241,228	$28,058
Interest receivable	13,126	12,918	1,325
Tax receivables	63,605	20,526	7,974
Other receivable	1,962	1,025	864
Total trade and other receivables	$496,687	$275,697	$38,221